Property, Plant and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,	As of March 31,
	2020	2021
Machinery and equipment	1,047,461	1,051,887
Mold and tooling	938,611	939,637
Buildings	726,820	726,820
Vehicles	328,555	385,799
Construction in process	223,875	350,324
Leasehold improvements	216,923	218,094
Computer and electronic equipment	87,304	94,672
Charging infrastructure	45,835	46,123
Others	57,904	59,816

Sub-total	3,673,288	3,873,172

Less: Accumulated depreciation	(456,319)	(563,850)
Less: Impairment	(135,467)	(134,978)

Property, plant and equipment, net	3,081,502	3,174,344

Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2019	2020
Machinery and equipment	193,889	1,047,461
Mold and tooling	497,174	938,611
Buildings	—	726,820
Vehicles	230,328	328,555
Construction in process	2,236,775	223,875
Leasehold improvements	191,356	216,923
Computer and electronic equipment	54,044	87,304
Charging infrastructure	39,792	45,835
Others	27,770	57,904

Sub-total	3,471,128	3,673,288

Less: Accumulated depreciation	(161,991)	(456,319)
Less: Impairment charges	(79,185)	(135,467)

Property, plant and equipment, net	3,229,952	3,081,502